RELATED PARTY TRANSACTIONS - Narrative (Details) € in Millions, $ in Billions						3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 29, 2026 USD ($) MW	May 29, 2026 USD ($)	Mar. 09, 2026 USD ($) MW	Mar. 09, 2026 EUR (€) MW	Jan. 09, 2026 USD ($) MW	Jun. 30, 2026 USD ($) day MW GW	Jun. 30, 2026 EUR (€)	Mar. 31, 2026 USD ($) GW MW	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) day MW GW	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2026 COP ($) GW MW
Disclosure of transactions between related parties [line items]
Interest expense						$ 37,000,000				$ 32,000,000	$ 88,000,000	$ 112,000,000
Financial instrument liabilities						2,078,000,000					2,078,000,000		$ 1,798,000,000
Other long-term liabilities						1,849,000,000					1,849,000,000		1,824,000,000
Due to related parties						2,115,000,000					2,115,000,000		7,071,000,000
Investment tax credits						$ 0				0	0	19,000,000
Investments											$ 89,000,000
Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds from sale								$ 1,300,000,000
Fair value of net assets acquired								$ 78,000,000						$ 286
2.3 GW Operating Wind Assets In United State
Disclosure of transactions between related parties [line items]
Wind power capacity (in MW) | GW								2.3						2.3
Proceeds from sale								$ 316,000,000
Portion of ownership interest								67.00%	67.00%
2.1 GW Of Portfolio For Proceeds
Disclosure of transactions between related parties [line items]
Wind power capacity (in MW) | GW						2.1					2.1
Proceeds from sale		$ 100,000,000
2.1 GW Of Portfolio For Proceeds | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds from sale		$ 394,000,000
Portion of ownership interest sold						33.00%	33.00%
420 MW Portfolio Operating Wind And Solar Assets
Disclosure of transactions between related parties [line items]
Proceeds from sale						$ 76,000,000	€ 65
420 MW Portfolio Operating Wind And Solar Assets | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds from sale						$ 408,000,000	€ 352
Wind and solar power capacity (in MW) | MW						420					420
1.63% Interest In Neoen For proceeds | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Brookfield Renewable Economic Interest						1.63%	1.63%
Investments						$ 182,000,000	€ 160
201 MW United States Operating Wind Asset
Disclosure of transactions between related parties [line items]
Hydro power capacity (in MW) | MW								201						201
201 MW United States Operating Wind Asset | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Fair value of net assets acquired								$ 35,000,000
Fair values of liabilities assumed								35,000,000
200 MW Distributed Assets
Disclosure of transactions between related parties [line items]
Proceeds from sale			$ 136,000,000	€ 116				$ 136,000,000
Hydro power capacity (in MW) | MW			200	200				200						200
200 MW Distributed Assets | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds from sale | €									€ 116
Ownership interest distributed			100.00%	100.00%
403 MW U.S. Hydroelectric Portfolio
Disclosure of transactions between related parties [line items]
Proceeds from sale	$ 127,000,000				$ 111,000,000	249,000,000
Economic interest held											25.00%
403 MW U.S. Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds from sale	$ 261,000,000				$ 230,000,000	$ 522,000,000
Portion of ownership interest sold	25.00%				25.00%	50.00%	50.00%
Hydro power capacity (in MW) | MW	403				403	403					403
151 MW Portfolio Of Solar Assets | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Portion of ownership interest sold						50.00%	50.00%
Wind and solar power capacity (in MW) | MW						151					151
Brookfield Holders
Disclosure of transactions between related parties [line items]
Deposit maximum amount						$ 750,000,000					$ 750,000,000
Deposit liabilities, maturity period											3 months
Deposit liability, repayment period upon company request | day						3					3
Deposit liabilities						$ 0					$ 0		$ 268,000,000
Interest rate											0.00%		0.00%
Interest income on deposits						1,000,000				0	$ 1,000,000	0
Private Fund Managed By Brookfield Asset Management | 2.3 GW Operating Wind Assets In United State
Disclosure of transactions between related parties [line items]
Portion of ownership interest								33.00%	33.00%
Consortium Managed By Brookfield Asset Management | 403 MW U.S. Hydroelectric Portfolio
Disclosure of transactions between related parties [line items]
Proceeds from sale						249,000,000
Consortium Managed By Brookfield Asset Management | 403 MW U.S. Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds from sale						$ 522,000,000
Portion of ownership interest sold						50.00%	50.00%
Hydro power capacity (in MW) | MW						403					403
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Corporate borrowings						$ 7,000,000					$ 7,000,000		$ 7,000,000
Financial instrument liabilities						52,000,000					52,000,000
Other long-term liabilities						11,000,000					11,000,000		11,000,000
Derivative financial liabilities						59,000,000					59,000,000		49,000,000
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Due to related parties						$ 743,000,000					743,000,000		750,000,000
Brookfield Instrastructure Partners L.P. | Associate Of Brookfield Renewable
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entities shares											46,000,000
Associate Of Brookfield Business Corporation | Associate Of Brookfield Renewable
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entities shares											92,000,000
Subsidiary Of Brookfield | Associate Of Brookfield Renewable
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entities shares											19,000,000
Brookfield Fund | 151 MW Portfolio Of Solar Assets | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Portion of ownership interest sold						50.00%	50.00%
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowings						$ 400,000,000					400,000,000
Proceeds from non-current borrowings											0
Funds placed on deposit						$ 0					$ 0		0
Interest expense										$ 0		$ 0
Borrowings, adjustment to interest rate basis						1.80%					1.80%
Subscription Facility | Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings						$ 268,000,000					$ 268,000,000		$ 58,000,000